UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09713
Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2005

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments • September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATES	ANNUALIZED YIELD ON DATE OF PURCHASE	VALUE

	Commercial Paper (53.9%)
	Asset-Backed - Auto(10.3%)
$21,238	DaimlerChrysler Revolving Auto Conduit LLC 10/04/04 - 10/15/04	1.62-1.71%	$21,229,752
15,000	DaimlerChrysler Revolving Auto Conduit LLC - A1 10/27/04	1.78	14,980,717
25,000	FCAR Owner Trust 11/09/04 - 11/16/04	1.74-1.76	24,947,608
30,000	New Center Asset Trust 11/23/04 - 02/22/05	1.72-2.00	29,870,450
12,000	New Center Asset Trust A1 11/04/04	1.78	11,979,827
			103,008,354

	Asset-Backed - Consumer (4.2%)
15,000	Barton Capital Corp.* 10/06/04	1.57	14,996,729
16,675	Mont Blanc Capital Corp.* 11/10/04 - 12/14/04	1.76-1.87	16,629,855
10,489	Ranger Funding Co., LLC* 11/01/04	1.65	10,474,187
			42,100,771

	Asset-Backed - Corporate (13.0%)
43,575	Atlantis One Funding* 01/04/05 - 01/21/05	1.81-1.92	43,349,140
33,000	Blue Ridge Asset Funding* 10/13/04 - 10/20/04	1.76-1.77	32,973,081
40,000	CAFCO LLC* 11/08/04 - 12/14/04	1.77-1.89	39,893,870
13,435	Eureka Securitization Inc.* 10/21/04	1.78	13,421,714
			129,637,805

	Asset-Backed - Diversified (4.2%)
12,000	CRC Funding, LLC* 11/10/04	1.75	11,976,800
10,000	Fairway Finance Corp.* 10/18/04	1.78	9,991,595
10,000	Falcon Asset Securitization Corp.* 10/27/04	1.79	9,987,072
10,000	Jupiter Securitization Corp.* 10/08/04	1.78	9,996,539
			41,952,006

	Asset-Backed - Mortgages (4.4%)
10,000	Mortgage Interest Networking Trust A1 11/15/04	1.80	9,977,625
34,430	Sydney Capital Corp.* 11/05/04 - 11/10/04	1.62-1.75	34,370,353
			44,347,978

	Asset-Backed - Securities (11.3%)
6,475	Beta Finance* 10/08/04	1.15	6,473,565
28,000	CC USA Inc.* 10/20/04 - 03/30/05	1.28-2.12	27,744,539
10,000	Clipper Receivables Corp.* 11/09/04	1.80	9,980,554
4,200	Dorada Finance Inc.* 10/13/04	1.56	4,197,830
30,000	Galaxy Funding Inc.* 11/08/04 - 11/12/04	1.62	29,946,333
10,000	Grampian Funding LLC* 11/03/04	1.79	9,983,592
25,000	Scaldis Capital LLC* 11/02/04 - 12/14/04	1.65-1.88	24,939,694
			113,266,107

	Financial Conglomerates (2.6%)
26,000	General Electric Capital Corp. 12/09/04 - 03/16/05	1.61-2.02	25,834,731

	International Banks (2.9%)
4,000	Bank of Ireland * 12/31/04	1.91	3,980,789
25,000	Unicredit Delaware Inc. 12/06/04 - 01/24/05	1.68-1.86	24,895,297
			28,876,086

	Investment Banks/Brokers (1.0%)
10,000	Bear Stearns Cos., Inc. (The) 10/25/04	1.78	9,988,133

	Total Commercial Paper (Cost $539,011,971)		539,011,971

	Floating Rate Notes (21.6%)
	Asset-Backed - Securities (1.0%)
10,000	CC USA Inc.* 10/27/04‡	1.78†	9,998,787

	Finance - Auto (4.0%)
12,000	American Honda Finance Corp.* 11/12/04‡	1.78†	12,000,000

28,000	Toyota Motor Credit Corp. 10/01/04‡	1.90†	28,005,199
			40,005,199

	Finance - Consumer (1.4%)
13,500	American Express Credit Corp. 10/27/04‡	1.96†	13,505,160

	Financial - Conglomerates (2.0%)
20,000	General Electric Capital Corp. 12/15/04‡	2.01†	20,016,929

	Insurance (4.0%)
30,000	AIG SunAmerica Global VIII* 10/15/04‡	1.89†	30,006,368
10,000	Allstate Financial Global Funding* 10/01/04‡	2.10†	10,017,205
			40,023,573

	International Banks (5.7%)
37,000	Barclays Bank PLC 10/25/04‡	1.77†	36,996,382
9,700	Deutsche Bank AG 11/18/04‡	1.77†	9,703,974
10,000	Westpac Banking Corp. 10/25/04‡	1.63†	10,001,438
			56,701,794

	Major Banks (3.5%)
10,000	SunTrust Bank 10/01/04‡	1.81†	9,999,495
25,000	Wells Fargo Bank, N.A. 10/01/04‡	1.59†	25,000,000
			34,999,495

	Total Floating Rate Notes (Cost $215,250,937)		215,250,937

	Repurchase Agreement (19.3%)
193,015	Goldman, Sachs & Co. due 10/01/04 (dated 09/30/04; proceeds $193,025,187) (a) (Cost $193,015,000)	1.90	193,015,000

	Promissory Note (3.2%)
	Investment Banks/Brokers
32,000	Goldman Sachs Group Inc.* 10/01/04 ‡ (Cost $32,000,000)	1.90†	32,000,000

	Certificates of Deposit (2.5%)
15,000	Wells Fargo Bank, N.A. 12/10/04	1.86	15,000,000
10,000	Toronto-Dominion Bank 11/09/04	1.70	10,000,000

	Total Certificates of Deposit (Cost $25,000,000)		25,000,000

	Short-Term Bank Note (1.0%)
10,000	Standard Federal Bank, N.A. 11/17/04 (Cost $10,000,000)	1.78	10,000,000

	Total Investments (Cost $1,014,277,908) (b)	101.5%	1,014,277,908

	Liabilities in Excess of Other Assets	(1.5)	(14,764,569)

	Net Assets	100.0%	$999,513,339

*	Resale is restricted to qualified institutional investors.
†	Rate shown is the rate in effect at September 30, 2004.
‡	Date of next interest rate reset.
(a)	Collateralized by Federal National Mortgage Assoc. 5.50% - 6.00% due 02/01/18 - 10/01/34 valued at $196,875,300.
(b)	Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004